BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES, Accounting Standards Issued but Not Yet Effective (Details)	12 Months Ended
Jun. 30, 2023
Narrow scope amendments to IAS 1, practice statement 2 and IAS 8 [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard and Interpretation	Narrow scope amendments to IAS 1, Practice statement 2 and IAS 8
Effective for annual reporting periods beginning on or after	Jan. 01, 2023
Expected to be initially applied in the financial year ending	Jun. 30, 2024
Amendment to IAS 12 - deferred tax related to assets and liabilities arising from a single transaction [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard and Interpretation	Amendment to IAS 12 – deferred tax related to assets and liabilities arising from a single transaction
Effective for annual reporting periods beginning on or after	Jan. 01, 2023
Expected to be initially applied in the financial year ending	Jun. 30, 2024
Amendment to IFRS 16 - Leases on Sale and Leaseback [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard and Interpretation	Amendment to IFRS 16 – Leases on sale and leaseback
Effective for annual reporting periods beginning on or after	Jan. 01, 2024
Expected to be initially applied in the financial year ending	Jun. 30, 2025
Amendments to IAS 1 - Non-current Liabilities with Covenants [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard and Interpretation	Amendments to IAS 1 – Non-current liabilities with covenants
Effective for annual reporting periods beginning on or after	Jan. 01, 2024
Expected to be initially applied in the financial year ending	Jun. 30, 2025
Amendments to IAS 7 and IFRS 7 on Supplier Finance Arrangements [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard and Interpretation	Amendments to IAS 7 and IFRS 7 on Supplier finance arrangements
Effective for annual reporting periods beginning on or after	Jan. 01, 2024
Expected to be initially applied in the financial year ending	Jun. 30, 2025
Amendments to IAS 8 - Definition of Accounting Estimates [Member]
Initial application of new or amended standards during the reporting periods [Abstract]
Standard and Interpretation	Amendments to IAS 8 – Definition of Accounting Estimates
Effective for annual reporting periods beginning on or after	Jan. 01, 2023
Expected to be initially applied in the financial year ending	Jun. 30, 2024